Borrowings (Tables)	12 Months Ended
Jun. 30, 2025
Borrowings
Schedule of borrowings

	2025	2024
	£’000	£’000
Senior secured notes	308,914	334,538
Secured term loan facility	162,941	176,509
Revolving facilities	160,000	30,000
Accrued interest on senior secured notes and revolving facilities	5,119	5,574
	636,974	546,621
Less: non-current portion
Senior secured notes	308,914	334,538
Secured term loan facility	162,941	176,509
Non-current borrowings	471,855	511,047
Current borrowings	165,119	35,574